Income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes paid	$ 1,595	$ 1,544	$ 2,396
Components of profit (loss) before taxes
U.S	2,022	1,938	4,090
Non-U.S	3,061	3,190	4,146
Consolidated profit before taxes	5,083	5,128	8,236
Current tax provision (benefit):
U.S.	715	407	971
Non-U.S.	883	805	1,250
State (U.S.)	48	33	56
Current tax provision (benefit)	1,646	1,245	2,277
Deferred tax provision (benefit):
U.S.	(167)	79	332
Non-U.S.	(77)	(7)	(89)
State (U.S.)	(22)	2	8
Deferred tax provision (benefit)	(266)	74	251
Provision (benefit) for income taxes	$ 1,380	$ 1,319	$ 2,528